Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of property, plant and equipment, net [Abstract]
Building	¥ 12,317		¥ 12,317
Office equipment, furniture and fixtures	162,573		141,313
Motor vehicles	18,641		19,694
Leasehold improvements	39,993		36,791
Total	233,524		210,115
Less: Accumulated depreciation	(191,945)		(163,315)
Construction in progress	56,880
Property, plant and equipment, net	¥ 98,459	$ 14,275	¥ 46,800